UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number:     1
                                               --------
      This Amendment (Check only one.):[X] is a restatement.
                                       [ ] adds new holding
                                           entries.

Institutional Investment Manager Filing this Report:

Name:       Nakoma Capital Management LLC
Address:    8040 Excelsior Drive   Suite 401
            Madison, WI  53717

Form 13F File No: 28-12855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:       Robyn K. Rannow
Title:      Managing Director/CCO
Phone:      608-831-8814

/s/ Robyn K. Rannow      Madison, WI     August 12, 2009
---------------------   -------------   -----------------
    (Signature)          (City/State)       (Date)


Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          56

Form 13F Information Table Value Total:  $  133,170
                                       (in thousands)

List of Other Included Managers:               None

                           FORM 13F INFORMATION TABLE

                         Nakoma Capital Management, LLC
                                 March 31, 2009

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                                                  Value   Shares or Sh/ Put/  Investment  Other
            Name of Issuer             Title of Class  CUSIP     (x$1000)  Prn Amt  Prn Call  Discretion  Mgrs   Sole   Shrd None
-------------------------------------- --------------- --------- -------- --------- --- ---- -----------  ----  ------- ---- ----
Abbott Labs                            COM             002824100    4,326    90,700 SH  N/A  Sole         N/A    90,700 N/A  N/A
ACE Ltd.                               SHS             H0023R105    2,743    67,900 SH  N/A  Sole         N/A    67,900 N/A  N/A
Activision Blizzard, Inc.              COM             00507V109    4,222   403,600 SH  N/A  Sole         N/A   403,600 N/A  N/A
Affiliated Managers Group Inc.         COM             008252108      709    17,000 SH  N/A  Shared-Other N/A    17,000 N/A  N/A
AllianceBernstein Holding L.P.         UNIT LTD PARTN  01881G106      449    30,500 SH  N/A  Shared-Other N/A    30,500 N/A  N/A
Amgen Inc.                             COM             031162100      396     8,000 SH  N/A  Shared-Other N/A     8,000 N/A  N/A
Annaly Capital Management Inc.         COM             035710409    4,026   290,300 SH  N/A  Sole         N/A   290,300 N/A  N/A
Apollo Group Inc.                      CL A            037604105    5,640    72,000 SH  N/A  Sole         N/A    72,000 N/A  N/A
Apollo Group Inc.                      CL A            037604105      235     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
AT&T Inc.                              COM             00206R102      544    21,600 SH  N/A  Shared-Other N/A    21,600 N/A  N/A
Buckle, Inc. (The)                     COM             118440106    3,222   100,900 SH  N/A  Sole         N/A   100,900 N/A  N/A
Chipotle Mexican Grill Inc.            CL A            169656105    4,892    73,700 SH  N/A  Sole         N/A    73,700 N/A  N/A
Cisco Systems Inc.                     COM             17275R102      503    30,000 SH  N/A  Shared-Other N/A    30,000 N/A  N/A
Costco Wholesale Corp.                 COM             22160K105      625    13,500 SH  N/A  Shared-Other N/A    13,500 N/A  N/A
CVS Caremark Corporation               COM             126650100      660    24,000 SH  N/A  Shared-Other N/A    24,000 N/A  N/A
CVS Caremark Corporation               COM             126650100    6,593   239,820 SH  N/A  Sole         N/A   239,820 N/A  N/A
Dean Foods Co.                         COM             242370104    3,227   178,500 SH  N/A  Sole         N/A   178,500 N/A  N/A
Deutsche Bk AG London BRH              PS CRD OIL ETN  25154K809    3,251    18,900 SH  N/A  Sole         N/A    18,900 N/A  N/A
Entertainment Properties Trust         COM SH BEN INT  29380T105       74     4,700 SH  N/A  Shared-Other N/A     4,700 N/A  N/A
EQT Corporation                        COM             26884L109    2,641    84,300 SH  N/A  Sole         N/A    84,300 N/A  N/A
F5 Networks Inc.                       COM             315616102    5,325   254,200 SH  N/A  Sole         N/A   254,200 N/A  N/A
Goldman Sachs Group Inc.               COM             38141G104      424     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
Hewlett-Packard Co.                    COM             428236103      321    10,000 SH  N/A  Shared-Other N/A    10,000 N/A  N/A
International Business Machs Corp.     COM             459200101      804     8,300 SH  N/A  Shared-Other N/A     8,300 N/A  N/A
Johnson & Johnson                      COM             478160104      316     6,000 SH  N/A  Shared-Other N/A     6,000 N/A  N/A
JPMorgan Chase & Co.                   COM             46625H100      266    10,000 SH  N/A  Shared-Other N/A    10,000 N/A  N/A
Kinder Morgan Energy Partners          UT LTD PARTNER  494550106      140     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Kraft Foods Inc.                       CL A            50075N104    4,019   180,300 SH  N/A  Sole         N/A   180,300 N/A  N/A
LHC Group                              COM             50187A107    4,102   184,100 SH  N/A  Sole         N/A   184,100 N/A  N/A
McDonald's Corp.                       COM             580135101      164     3,000 SH  N/A  Shared-Other N/A     3,000 N/A  N/A
Microsoft Corp.                        COM             594918104    5,943   323,500 SH  N/A  Sole         N/A   323,500 N/A  N/A
Mindray Medical Intl. Ltd.             SPON ADR        602675100    3,415   184,500 SH  N/A  Sole         N/A   184,500 N/A  N/A
Monsanto Co.                           COM             61166W101    4,571    55,000 SH  N/A  Sole         N/A    55,000 N/A  N/A
Morgan Stanley                         COM NEW         617446448      182     8,000 SH  N/A  Shared-Other N/A     8,000 N/A  N/A
NuVasive Inc.                          COM             670704105    3,049    97,170 SH  N/A  Sole         N/A    97,170 N/A  N/A
Oracle Corp.                           COM             68389X105      705    39,000 SH  N/A  Shared-Other N/A    39,000 N/A  N/A
Perfect World Co. Ltd.                 SPON ADR REP B  71372U104    2,141   152,400 SH  N/A  Sole         N/A   152,400 N/A  N/A
Potash Corp. of Sask. Inc.             COM             73755L107    3,717    46,000 SH  N/A  Sole         N/A    46,000 N/A  N/A
Psychiatric Solutions Inc.             COM             74439H108    1,024    65,100 SH  N/A  Sole         N/A    65,100 N/A  N/A
QUALCOMM Inc.                          COM             747525103    5,899   151,600 SH  N/A  Sole         N/A   151,600 N/A  N/A
Range Resources Corp.                  COM             75281A109    3,614    87,800 SH  N/A  Sole         N/A    87,800 N/A  N/A
Schlumberger Ltd.                      COM             806857108      183     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
Southwest Airlines Co.                 COM             844741108      114    18,000 SH  N/A  Shared-Other N/A    18,000 N/A  N/A
Sovran Self Storage Inc.               COM             84610H108       90     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
SPDR Gold Trust                        GOLD SHS        78463V107    6,184    68,500 SH  N/A  Sole         N/A    68,500 N/A  N/A
Synaptics Inc.                         COM             87157D109    5,949   222,300 SH  N/A  Sole         N/A   222,300 N/A  N/A
Teva Pharmaceutical Inds. Ltd.         ADR             881624209      315     7,000 SH  N/A  Shared-Other N/A     7,000 N/A  N/A
Thermo Fisher Scientific Inc.          COM             883556102      193     5,400 SH  N/A  Shared-Other N/A     5,400 N/A  N/A
Thermo Fisher Scientific Inc.          COM             883556102    5,926   166,140 SH  N/A  Sole         N/A   166,140 N/A  N/A
Transocean Ltd.                        REG SHS         H8817H100      471     8,000 SH  N/A  Shared-Other N/A     8,000 N/A  N/A
Travelers Companies Inc.               COM             89417E109    4,706   115,800 SH  N/A  Sole         N/A   115,800 N/A  N/A
Union Pacific Corp.                    COM             907818108      164     4,000 SH  N/A  Shared-Other N/A     4,000 N/A  N/A
United States Oil Fund LP              UNITS           91232N108    3,800   130,800 SH  N/A  Sole         N/A   130,800 N/A  N/A
Wal-Mart Stores Inc.                   COM             931142103      234     4,500 SH  N/A  Shared-Other N/A     4,500 N/A  N/A
Wal-Mart Stores Inc.                   COM             931142103    5,528   106,100 SH  N/A  Sole         N/A   106,100 N/A  N/A
Walt Disney Co.                        COM DISNEY      254687106      194    10,700 SH  N/A  Shared-Other N/A    10,700 N/A  N/A
REPORT SUMMARY                         56                         133,170